Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets
Schedule of intangible assets and goodwill

	Annual	2017			2016
	amortization		Accumulated
	rate - %	Cost	amortization	Net	Net

Goodwill — Aracruz		4,230,450		4,230,450	4,230,450
Systems development and deployment	20	173,152	(125,955)	47,197	35,308
Concession right —Terminal Macuco		115,047		115,047	115,047
Intangible assets acquired in the business combination — Aracruz
Databases	10	456,000	(410,400)	45,600	91,200
Relationship with suppliers
Chemical products	6.3	165,000	(92,813)	72,187	82,500
Intangible in progress and trademarks and patents		71,403		71,403	10,698
Others	6.2	12,393	(2,015)	10,378	10,491

		5,223,445	(631,183)	4,592,262	4,575,694

Schedule of roll forward of net book value of intangible assets

	2017	2016

At the beginning of the year	4,575,694	4,505,634
Additions	60,686	118,706
Amortization	(69,563)	(67,499)
Disposals		(293)
Transfers and others (*)	25,445	19,146

At the end of the year	4,592,262	4,575,694

(*) Includes transfers between property, plant and equipment and intangible assets.